FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	March 3, 2006	WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR SYSTEM		CLIENT/MATTER NUMBER 041754-0118

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PL Capital Group – Definitive Proxy Materials Related to Synergy Financial Group, Inc.

Ladies and Gentlemen:

        On behalf of PL Capital Group, which consists of PL Capital, LLC; Goodbody/PL Capital, LLC; Financial Edge Fund, LP; Financial Edge/Strategic Fund, LP; PL Capital/Focused Fund, LP; PL Capital Offshore, Ltd.; Goodbody/PL Capital, LP; PL Capital Advisors, LLC; Advance Capital Partners; Padco Management Corp.; Peter Cocoziello; Irving Smokler Revocable Trust; Irving Smokler; Carol Smokler; Richard Lashley; John Palmer; Daniel Spiegel; and Daniel Eliades (collectively, the “Participants”), we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Participants’ definitive proxy statement and form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with an annual meeting of stockholders of Synergy Financial Group, Inc. (the “Annual Meeting”). The Participants expect to mail their definitive proxy material to the shareholders of Synergy Financial Group beginning on or around March 3, 2006.

        The only substantive matters to be considered at the Annual Meeting of which the Participants are aware are: (1) a proposal to elect three directors of Synergy Financial Group; (2) the ratification of the appointment of Synergy Financial Group’s independent auditors; and (3) the adjournment of the Annual Meeting to permit the Board of Directors of Synergy Financial Group to solicit additional proxies, if necessary.

        If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

Enclosures

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